RECEIVABLES (Tables)	3 Months Ended
Mar. 31, 2025
Schedule Of Amounts Receivable
SCHEDULE OF AMOUNTS RECEIVABLE

As at	March 31, 2025	December 31, 2024
Trade accounts receivable	$667,330	$674,998
Sales tax receivable	66,539	54,592
	$733,869	$729,590
Current portion	$577,669	$573,390
Long term portion	156,200	156,200
	$733,869	$729,590

SCHEDULE OF PROVISION FOR DOUBTFUL ACCOUNTS

Provision for doubtful accounts

Balance at December 31, 2023	289,495
Increase during the year	140,011
Balance at December 31, 2024	429,506
Increase during the period	26,703
Balance at March 31, 2025	$456,209